Other Financial Liabilities	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Financial Liabilities [abstract]
Other Financial Liabilities

NOTE 25. OTHER FINANCIAL LIABILITIES
The account breaks down as follows as of the indicated dates:

	12.31.23	12.31.22
Creditors for Purchase to be Settled	33,611,229	153,206,639
Collections and Other Transactions on Behalf of Third Parties	264,051,994	159,236,312
Obligations for Purchase Financing	1,504,813,962	1,518,652,993
Creditors for Purchase of Foreign Currency to be Settled	73,522,165	125,846,132
Accrued Fees Payable	20,389,346	32,819,529
Sundry Items Subject to Minimum Cash	34,475,566	14,356,743
Sundry Items not Subject to Minimum Cash	559,356,180	68,985,984
Financial Liabilities for guarantees and sureties granted (financial guarantee contracts)	13,729,145	4,411,426
Cash or equivalents for purchases or cash sales to be settled	780,598	148,680
Lease Liabilities	59,387,390	48,182,059
Other Financial Liabilities	2,671,607	63,830,970
Total	2,566,789,182	2,189,677,467
The breakdown of Other Financial Liabilities per remaining terms is detailed in Schedule I.